Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common stock	Additional Paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2022		$ 34,992	$ 92,526,972	$ (39,797,696)	$ (357,486)	$ 52,406,782
Balance (in Shares) at Dec. 31, 2022		699,838
Private placement		$ 3,499	6,435,008			6,438,507
Private placement (in Shares)		699,838
Warrant issuance			(3,235,357)			(3,235,357)
Net profit (loss) from continuing operations				(1,704,994)		(1,704,994)
Net profit from discontinued operations				6,541,214	367,344	6,908,558
Foreign currency translation adjustment					(9,858)	(9,858)
Balance at Dec. 31, 2023		$ 38,491	95,726,623	(34,961,476)		60,803,638
Balance (in Shares) at Dec. 31, 2023		1,399,676
Correction of par value misstatement	[1]	$ (31,493)	31,493
Correction of par value misstatement (in Shares)	[1]
Private placement		$ 6,998	15,459,407			15,466,405
Private placement (in Shares)		1,399,675
Effect of share reverse split		$ 377	(377)
Effect of share reverse split (in Shares)		75,458
Issuance of common stock warrants			(11,367,911)			(11,367,911)
Cashless exercise of common stock warrants exercise		$ 10,953	9,689,912			9,700,865
Cashless exercise of common stock warrants exercise (in Shares)		2,190,341
Net profit (loss) from continuing operations				6,296,515		6,296,515
Net profit from discontinued operations
Balance at Dec. 31, 2024		$ 25,326	109,539,147	(28,664,962)		80,899,511
Balance (in Shares) at Dec. 31, 2024		5,065,150
Issuance of common shares for convertible notes redemption		$ 46,266	20,100,679			20,146,945
Issuance of common shares for convertible notes redemption (in Shares)		9,253,260
Net profit (loss) from continuing operations				(1,362,270)		(1,362,270)
Net profit from discontinued operations
Balance at Dec. 31, 2025		$ 71,592	$ 129,639,826	$ (30,027,232)		$ 99,684,186
Balance (in Shares) at Dec. 31, 2025		14,318,410

[1]	Correction of par value misstatement that was caused by using the wrong par value of $0.005 instead of $0.05 applied to common stock in the year of December 31, 2023.